Document and Entity Information	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	THE TORO COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8649
Entity Tax Identification Number	41-0580470
Entity Address, Address Line One	8111 Lyndale Avenue South
Entity Address, City or Town	Bloomington
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55420
City Area Code	952
Local Phone Number	888-8801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000737758
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	TTC
Security Exchange Name	NYSE